Convertible Promissory Notes (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 03, 2021	Mar. 04, 2021	Jan. 06, 2021	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Convertible Promissory Notes (Details) [Line Items]
Principal amount	$ 1,790,694
Gross proceeds				$ 1,358,144		$ 4,500,000	$ 30,000,000	$ 30,000,000
Debt discount		$ 320,000	$ 170,000			$ 356,934
Interest rate					10.00%	10.00%
Conversion description						The Company retains the right to prepay the Note at any time prior to conversion with an amount in cash equal to 125% of the principal that the Company elects to prepay at any time three months after the issue date, subject to maximum monthly redemption amount of $187,500 or $375,000 respectively.
Redemption percentage						80.00%
Unissued shares of common stock (in Shares)						5,000,000
Debt instrument description						(i) 45 days after filing of the PRE14C with SEC, or (ii) May 31,2021 under the assumption of no comments from PRE14C. In the event that the SEC has any comments to the Company’s PRE14C, the Company agrees to grant an additional 30 days to meet the requirement no later than June 30, 2021
Outstanding principal amount	$ 3,556,240
standstill fee application percentage	7.00%
Modification loss						$ 356,934
Beneficial conversion features					$ 417,500	447,674
Embedded beneficial conversion features					$ 830,000	$ 889,060
Securities Purchase Agreement [Member]
Convertible Promissory Notes (Details) [Line Items]
Principal amount		3,320,000	1,670,000
Gross proceeds		$ 3,000,000	$ 1,500,000